Mizuho Financial Group, Inc., parent company	12 Months Ended
Mar. 31, 2020
Condensed Financial Information Disclosure [Abstract]
Mizuho Financial Group, Inc., parent company
33. Mizuho Financial Group, Inc., parent company
The following tables present the parent company only financial information of MHFG:
Condensed balance sheets

	2019	2020
	(in millions of yen)
Assets:
Cash and due from banking subsidiaries	99,209	43,016
Interest-bearing deposits in banking subsidiaries	1,158	218
Investments in subsidiaries and affiliated companies:
Banking subsidiaries	7,905,018	8,104,662
Non-banking subsidiaries and affiliated companies	1,412,369	1,139,694
Long-term loans receivable from a banking subsidiary	5,110,248	6,539,819
Other	351,951	471,225

Total	14,879,953	16,298,634

Liabilities and shareholders’ equity:
Short-term borrowings from a banking subsidiary	945,505	860,000
Long-term debt	5,145,286	6,555,053
Other liabilities	62,643	371,216
Shareholders’ equity	8,726,519	8,512,365

Total	14,879,953	16,298,634

Condensed statements of income

	2018	2019	2020
	(in millions of yen)
Income:
Dividends from subsidiaries and affiliated companies:
Banking subsidiaries	227,057	267,724	23,824
Non-banking subsidiaries and affiliated companies	28,987	23,392	12,850
Management fees from subsidiaries	47,945	39,292	38,004
Interest income on loans and discounts	68,869	106,920	123,354
Gains on disposal of premises and equipment	—	—	10,866
Other income	52,672	9,575	7,088

Total	425,530	446,903	215,986

Expenses:
Operating expenses	38,661	40,680	38,951
Interest expense	74,227	110,861	126,516
Other expense	28,123	59,049	25,313

Total	141,011	210,590	190,780

Equity in undistributed net income (loss) of subsidiaries	309,210	(173,142)	130,930

Income before income tax expense	593,729	63,171	156,136
Income tax expense (benefit)	16,121	(21,300)	5,941

Net income	577,608	84,471	150,195

Condensed statements of cash flows

	2018	2019	2020
	(in millions of yen)
Cash flows from operating activities:
Net income	577,608	84,471	150,195
Adjustments and other	(302,109)	197,193	(92,059)

Net cash provided by operating activities	275,499	281,664	58,136

Cash flows from investing activities:
Proceeds from sales of Equity securities	—	139,719	—
Net change in loans	(1,344,323)	(1,075,059)	(1,496,047)
Purchases of premises and equipment	(6,649)	(11,640)	(43,406)
Proceeds from sales of premises and equipment	—	—	209,657
Net change in other investing activities	(4,114)	(1,310)	(5,150)

Net cash used in investing activities	(1,355,086)	(948,290)	(1,334,946)

Cash flows from financing activities:
Net change in short-term borrowings	(70,000)	(140,000)	(85,505)
Proceeds from issuance of long-term debt	1,344,323	1,075,059	1,531,047
Repayment of long-term debt	—	—	(35,000)
Proceeds from issuance of common stock	3	3	—
Purchases of treasury stock	(1,611)	(2,124)	(1,441)
Dividends paid	(190,382)	(190,413)	(190,386)
Net change in other financing activities	555	437	962

Net cash provided by financing activities	1,082,888	742,962	1,219,677

Effect of exchange rate changes on cash and cash equivalents	—	540	—

Net increase (decrease) in cash and cash equivalents	3,301	76,876	(57,133)
Cash and cash equivalents at beginning of fiscal year	20,190	23,491	100,367

Cash and cash equivalents at end of fiscal year	23,491	100,367	43,234